Income Taxes (Details Narrative)	3 Months Ended	9 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)
Unclaimed investment tax credits	$ 20,250,000	$ 20,250,000
Unclaimed investment tax credits expiring between 2025 and 2039	3,770,000	3,770,000
Canada
Non-capital loss carryforward	$ 50,556,307	$ 50,556,307